Contract Liabilities and Advances from Customers - Summary of Contract Liabilities and Advances from Customers (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred income including contract liabilities [abstract]
Contract Liabilities	€ 14,847	€ 18,771
Advances from customers	26,568	23,616
Total contract liabilities and advances from customers	41,415	42,387
Current	41,415	42,387
Non-current	€ 0	€ 0